Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Restricted Cash
First Lien agreement restricted cash - Note 8	$ 2,929	$ 3,270	$ 2,611
Asset retirement obligation surety bonds (collateralized obligation)	39,595	39,477	$ 38,808
Total	$ 42,524	$ 42,747